TAXATION (Tables)	6 Months Ended
Dec. 31, 2023
TAXATION
Schedule of current tax

	12/31/2023	12/31/2022
Current tax expense	(3,845,338)	(6,467,324)
Deferred tax	(4,917,089)	769,775
Total	(8,762,427)	(5,697,549)

Schedule of net deferred tax

	12/31/2023	12/31/2022
Beginning of the period deferred tax	(28,472,383)	(24,994,569)
Additions for business combination	—	(16,704,771)
Charge for the period	(4,917,089)	769,775
Conversion difference	(361,293)	(582,016)
Total net deferred tax	(33,750,765)	(41,511,581)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	12/31/2023	12/31/2022
Earning before income tax-rate	7,322,464	1,183,270
Income tax expense by applying tax rate in force in the respective countries	(5,434,748)	(5,182,386)
Share of profit or loss of subsidiaries, joint ventures and associates	1,219,030	225,376
Stock options charge	(1,489,037)	(298,851)
Non-deductible expenses	(116,220)	(543,505)
Unrecognized deferred tax [1]	—	(995,754)
Tax inflation adjustment	7,460,048	3,132,901
Result of inflation effect on monetary items and other finance results	(11,000,459)	(1,660,369)
Untaxed gains	598,959	33,052
Others	—	(408,013)
Income tax expenses	(8,762,427)	(5,697,549)

1   Corresponds mainly to Pro Farm Group Inc.